Financial instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Schedule of carrying value and fair value of financial instruments
Carrying amount and fair value of financial instruments
in € THOUS
June 30, 2019	Carrying amount					Fair value
	Amortized cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	776.682	145.420	-	-	922.102	-	145.420	-
Trade accounts and other receivables	3.509.902	-	-	70.378	3.580.280	-	-	-
Accounts receivable from related parties	74.435	-	-	-	74.435	-	-	-
Derivatives - cash flow hedging instruments	-	-	-	799	799	-	799	-
Derivatives - not designated as hedging instruments	-	18.150	-	-	18.150	-	18.150	-
Equity investments	-	112.420	32.273	-	144.693	11.747	132.946	-
Debt securities	-	96.823	266.809	-	363.632	359.225	4.407	-
Other financial assets	119.286	-	-	106.227	225.513	-	-	-
Other current and non-current assets	119.286	227.393	299.082	107.026	752.787	-	-	-
Financial assets	4.480.305	372.813	299.082	177.404	5.329.604	-	-	-

Accounts payable	680.235	-	-	-	680.235	-	-	-
Accounts payable to related parties	155.999	-	-	-	155.999	-	-	-
Short-term debt and short-term debt from related parties	1.434.831	-	-	-	1.434.831	-	-	-
Long-term debt	7.431.422	-	-	-	7.431.422	4.747.246	2.894.738	-
Long-term lease liabilities and long-term lease liabilities from related parties	-	-	-	4.543.310	4.543.310	-	-	-
Derivatives - cash flow hedging instruments	-	-	-	4.045	4.045	-	4.045	-
Derivatives - not designated as hedging instruments	-	19.694	-	-	19.694	-	19.694	-
Variable payments outstanding for acquisitions	-	121.266	-	-	121.266	-	-	121.266
Noncontrolling interest subject to put provisions	-	-	-	841.002	841.002	-	-	841.002
Other financial liabilities	1.455.998	-	-	-	1.455.998	-	-	-
Other current and non-current liabilities	1.455.998	140.960	-	845.047	2.442.005	-	-	-
Financial liabilities	11.158.485	140.960	-	5.388.357	16.687.802	-	-	-

(1) Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2018	Carrying amount					Fair value
	Amortized cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	831.885	1.313.747	-	-	2.145.632	-	1.313.747	-
Trade accounts and other receivables	3.288.258	-	-	49.448	3.337.706	-	-	-
Accounts receivable from related parties	92.662	-	-	-	92.662	-	-	-
Derivatives - cash flow hedging instruments	-	-	-	1.492	1.492	-	1.492	-
Derivatives - not designated as hedging instruments	-	18.222	-	-	18.222	-	18.222	-
Equity investments	-	106.350	34.377	-	140.727	13.869	126.858	-
Debt securities	-	83.213	250.822	-	334.035	329.821	4.214	-
Other financial assets	144.838	-	-	107.125	251.963	-	-	-
Other current and non-current assets	144.838	207.785	285.199	108.617	746.439	-	-	-
Financial assets	4.357.643	1.521.532	285.199	158.065	6.322.439	-	-	-
						-	-	-
Accounts payable	641.271	-	-	-	641.271	-	-	-
Accounts payable to related parties	153.781	-	-	-	153.781	-	-	-
Short-term debt and short-term debt from related parties	1.394.194	-	-	-	1.394.194	-	-	-
Long-term debt and capital lease obligations	6.115.890	-	-	36.144	6.152.034	4.227.684	2.022.057	-
Derivatives - cash flow hedging instruments	-	-	-	1.125	1.125	-	1.125	-
Derivatives - not designated as hedging instruments	-	18.911	-	-	18.911	-	18.911	-
Variable payments outstanding for acquisitions	-	172.278	-	-	172.278	-	-	172.278
Noncontrolling interest subject to put provisions	-	-	-	818.871	818.871	-	-	818.871
Other financial liabilities	1.467.767	-	-	-	1.467.767	-	-	-
Other current and non-current liabilities	1.467.767	191.189	-	819.996	2.478.952	-	-	-
Financial liabilities	9.772.903	191.189	-	856.140	10.820.232	-	-	-

(1) Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2018	Carrying amount					Fair value
	Amortized cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	831.885	1.313.747	-	-	2.145.632	-	1.313.747	-
Trade accounts and other receivables	3.288.258	-	-	49.448	3.337.706	-	-	-
Accounts receivable from related parties	92.662	-	-	-	92.662	-	-	-
Derivatives - cash flow hedging instruments	-	-	-	1.492	1.492	-	1.492	-
Derivatives - not designated as hedging instruments	-	18.222	-	-	18.222	-	18.222	-
Equity investments	-	106.350	34.377	-	140.727	13.869	126.858	-
Debt securities	-	83.213	250.822	-	334.035	329.821	4.214	-
Other financial assets	144.838	-	-	107.125	251.963	-	-	-
Other current and non-current assets	144.838	207.785	285.199	108.617	746.439	-	-	-
Financial assets	4.357.643	1.521.532	285.199	158.065	6.322.439	-	-	-
						-	-	-
Accounts payable	641.271	-	-	-	641.271	-	-	-
Accounts payable to related parties	153.781	-	-	-	153.781	-	-	-
Short-term debt and short-term debt from related parties	1.394.194	-	-	-	1.394.194	-	-	-
Long-term debt and capital lease obligations	6.115.890	-	-	36.144	6.152.034	4.227.684	2.022.057	-
Derivatives - cash flow hedging instruments	-	-	-	1.125	1.125	-	1.125	-
Derivatives - not designated as hedging instruments	-	18.911	-	-	18.911	-	18.911	-
Variable payments outstanding for acquisitions	-	172.278	-	-	172.278	-	-	172.278
Noncontrolling interest subject to put provisions	-	-	-	818.871	818.871	-	-	818.871
Other financial liabilities	1.467.767	-	-	-	1.467.767	-	-	-
Other current and non-current liabilities	1.467.767	191.189	-	819.996	2.478.952	-	-	-
Financial liabilities	9.772.903	191.189	-	856.140	10.820.232	-	-	-

(1) Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Schedule of non-controlling interests subject to put provisions
Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS
	2019		2018
	Variable payments outstanding for acquisitions	Noncontrolling interests subject to put provisions	Variable payments outstanding for acquisitions	Noncontrolling interests subject to put provisions

Beginning balance at January 1,	172.278	818.871	205.792	830.773
Increase	2.931	37.598	19.051	53.731
Decrease	(20.549)	(10.385)	(15.734)	(50.706)
(Gain) loss recognized in profit or loss	(34.673)	71.803	(36.327)	142.279
(Gain) loss recognized in equity	-	(23.547)	-	(50.612)
Dividends	-	(62.962)	-	(139.742)
Foreign currency translation and other changes	1.279	9.624	(504)	33.148
Ending balance at June 30, and December 31,	121.266	841.002	172.278	818.871